TERM FACILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Term Facility
Balance at beginning of the period	$ 9,333,334	$ 10,000,000
Proceeds			10,000,000
Repayments	(666,667)	(666,666)
Balance at end of the period	8,666,667	9,333,334	$ 10,000,000
Less: Current portion	(4,000,000)	(4,666,667)		$ (4,666,667)
Non-current portion	$ 4,666,667	$ 4,666,667		$ 5,333,333